Other Information - Summary of the Amount of Lease Installments Payables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Additional Information [Line Items]
Amount of lease installments payables	€ 535	€ 501
Within 1 year [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments payables	177	175
From 2 to 5 years [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments payables	298	287
Beyond 5 years [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments payables	€ 60	€ 39